INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Intangible assets other than goodwill [abstract]
INTANGIBLE ASSETS

NOTE 6 – INTANGIBLE ASSETS

The Company’s intangible assets relate to the proprietary Cannabis CRM software the Company is developing, Patents pending for the Sensera device (Note 4) as well as the primary growing license for medical cannabis in Israel.

The additions for the software include cost of wages of the software developers for the time they spend on developing the Cannabis CRM software.

The additions for year ended December 31, 2022 for the Patents include the fair value attributed to the Patents upon the acquisition of ZC of $42,768,000 as well as transaction and other costs in the amount of $193,382, for a total of $42,961,382.

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2024, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 6 – INTANGIBLE ASSETS (continued)

The Company considered indicators of impairment at December 31, 2024 and 2023. The Company recorded impairment loss during the year ended December 31, 2024 for the patents pending since the recoverable amount is lower than the carrying amount. The recoverable amount of the CGU was determined using fair value less costs to sell based on a third-party valuation. The valuation used a market approach with Level 2 inputs, including recent comparable transactions and observable market data. Costs of disposal were estimated at 2% of fair value.

The Company recorded impairment loss during the year ended December 31, 2023 for the license, the software and the patents pending. The impairment for the software and the license was done mainly because of recent medical cannabis legislation changes in Israel that have materially affected the value of these assets. The impairment for the Patents pending was done because of updated forecasts for the revenue the Company anticipates to generate from these patents pending.

	Software	License	Patents Pending	Total
Cost
Balance, December 31, 2022	$2,350,473	$850,000	$42,961,382	$46,161,855
Additions	366,325	-	-	366,325
Impairments	(2,525,459)	(850,000)	(9,498,279)	(12,873,738)
Translation differences	(110,101)	-	-	(110,101)
Balance, December 31, 2023	81,238	-	33,463,103	33,544,341
Additions	-	-	-	-
Impairments	-	-	(8,200,336)	(8,200,336)
Translation differences		-	-	-
Balance December 31, 2024	$81,238	$-	25,262,767	$25,344,005

Accumulated amortization	Software		License	Patents Pending	Total
Balance, December 31, 2022	$-		$-	-	$-
Amortization	81,406		-	-	81,406
Translation differences	(168	)_	-	-	(168)
Balance, December 31, 2023	81,238		-	-	81,238
Amortization	-		-	-	-
Translation differences	-		-	-	-
Balance December 31, 2024	$81,238		$-	-	$81,238

Net book value
At December 31, 2023	$-		$-	$33,463,103	$33,463,103
At December 31, 2024	$-		$-	$25,262,767	$25,262,767

*	Reclassified software development costs from Capital Work in Progress (Note 8) to Intangible Assets – Software (See Note 4)

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2024, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)